OCT-23-2006 08:51 From: To:72027771030 P.2/2

CERTNAS

Cik 1078099

06060214

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

1-33105

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
OCT 23 2006
1086

<u>*By Facsimile and First Class Mail*</u>

October 20, 2006

PROCESSED
OCT 26 2006
THOMSON
FINANCIAL

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on October 20, 2006, The Nasdaq Stock Market (the "Exchange") received from Quepasa Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick